U.S. SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            FORM 24F-2
                 Annual Notice of Securities Sold
                      Pursuant to Rule 24f-2

     Read instructions at end of Form before preparing Form.
                      Please print or type.



     1.   Name   and   address  of  issuer:  Prudential
          Government  Income Fund, Inc.,  100  Mulberry
          Street,  Gateway  Center Three,  Newark,  New
          Jersey 07102-4077.

     2. Name of each series or class of funds for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

     [X]

     3.   Investment  Company Act  File  Number:   811-
          3712.
          Securities Act File Number: 2-82976.

     4(a).Last day of fiscal year for which this Form is filed:
          February 28, 1998.

       (b).[ ] Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

     Note: If the Form is being filed late, interest must be paid on the registration fee due.

     4(c).[  ]  Check box if this is the last time  the
     issuer will be      filing this Form

     5.   Calculation of registration fee:

         (i) Aggregate sale price of securities
             sold during the fiscal year pursuant
             to  section 24(f):                       $
0

        (ii) Aggregate price of securities redeemed
             or repurchased during the fiscal year
             (if                           applicable):
$474,463,599

       (iii) Aggregate price of securities redeemed
             or repurchased during any prior fiscal
             year ending non earlier than October 11,
             1995 that were not previously used to
             reduce registration fees payable to the
             Commission.                              $
0

        (iv)Total available redemption credits
                [add    items    5(ii)   and    5(iii).
$474,463,599
         (v)Net sales - If item 5(i) is greater
             than Item 5(iv) [subtract item 5(iv)
              from item 5(I).                         $
0
        (vi)      Redemption credits available for use
             in future years.
             -if item 5(i) is less than item 5(iv)
              [subtract  item  5(i) from  item  (5(iv)]
$474,463,599

       (vii)     Multiplier for determining registration
              fee (See instuction C.9):               x
 .000295

      (viii)    Registration fee due [multiply item 5(v)
             by item 5(vii)] enter "0" if no fee is
             due.                                    =$
0

          6.   Prepaid Shares

           If  the response to item 5(i) was determined
by  deducting             an amount of securities  that
were registered under the               Securities  Act
of    1933    pursuant   to   rule    24e-2    as    in
effect before [effective date of rescission of rule 24e-         2], then report
the amount of securities (number of               shares or other units)
deducted here:32,336,116. If there           is   a number of shares or other
units that were                    registered pursuant to rule 24e-2 remaining
unsold at the            end of the fiscal year for which this form is filed
that         are available for use by the issuer in future fiscal
years, then state that number here:130,068,031.

     7.   Interest due - if this Form is being filed
             more than 90 days after the end of the of
              the issuer's fiscal year (See Instruction
     D):+$   0

            8.     Total  amount  of  the  registration
fee due
               plus any interest due [line 5(viii)plus
                               line                 7]:
     =$                                               0

           9.    Date  the  registration  fee  and  any
interest payment was
         sent to the Commission's lockbox depository:


         Method of Delivery:

                   [ ] Wire Transfer
                   [ ] Mail or other means


                            SIGNATURES

This report has been signed below by the following
persons on           behalf of the issuer and in the
capacities and on the dates         indicated.

By (Signature and Title)/s/ S. Jane Rose

                         Secretary

Date  May 27, 1998